IAI RETIREMENT FUNDS, INC.
                               SEMI-ANNUAL REPORT

                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO
                              IAI RESERVE PORTFOLIO

                                  JUNE 30, 1997
                                   (UNAUDITED)


                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)

Chairman's Letter ...............................................           2

Portfolio Managers' Reviews

   IAI Regional Portfolio .......................................           3

   IAI Balanced Portfolio .......................................           4

   IAI Reserve Portfolio ........................................           5

Schedules of Investments

   IAI Regional Portfolio .......................................           6

   IAI Balanced Portfolio .......................................           9

   IAI Reserve Portfolio ........................................          11

Notes to Schedules of Investments ...............................          12

Statements of Assets and Liabilities ............................          13

Statements of Operations ........................................          14

Statements of Changes in Net Assets

   IAI Regional Portfolio .......................................          15

   IAI Balanced Portfolio .......................................          16

   IAI Reserve Portfolio ........................................          17

Financial Highlights

   IAI Regional Portfolio .......................................          18

   IAI Balanced Portfolio .......................................          19

   IAI Reserve Portfolio ........................................          20

Notes to Financial Statements ...................................          21

Distributor, Adviser, Custodian,
Legal Counsel, Independent Auditors,
Directors .......................................................  Back Cover


                                     [LOGO]
                                      IAI
                                  MUTUAL FUNDS

                            INVESTMENT ADVISERS, INC.

                      3700 FIRST BANK PLACE, P.O. BOX 357,
                      MINNEAPOLIS, MINNESOTA 55440-0357 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700

                                CHAIRMAN'S LETTER
                           IAI RETIREMENT FUNDS, INC.


[PHOTO]
NOEL P. RAHN
CHAIRMAN


THE DOW LEADS THE WORLD

The U.S. stock market continues to offer pleasant surprises, with the Dow Jones Industrial Average up more than 60% during the past two years--breaking through 7000 on February 13 and 8000 on July 16. As we move through 1997, most of the conditions which led to that runup are still intact: low inflation, relatively low interest rates, moderate economic growth and strong corporate productivity.

In contrast, global stock markets continue to lag the United States, as Japan's economy continues to struggle and Europe grapples with the upcoming unification of its currency. Throughout much of the 1990s, the U.S. stock market has outperformed international markets. However, the reverse was generally true in the 1980s. We continue to see international markets as an excellent diversification strategy.

For much of 1996, the U.S. bond market endured a bumpy ride, as interest rates rose steadily, ignited by a spring quarter that was one of the strongest economic periods in years. Indeed, for much of the spring and summer, the benchmark 30-year Treasury bond traded at about 7% as investors feared inflation and action by the Federal Reserve Board to slow the economy. However, by the fall, the economy slowed down and the Fed chose not to tighten credit. Even when the economy rebounded in the fourth quarter, the Fed didn't act because there was still no sign of inflation.

The Fed, however, is a vigilant observer of the economy and is very sensitive to potential inflation. Since the economy is at full employment, it wouldn't be surprising to see an uptick in inflation in the months ahead. This could cause interest rates to rise and put the brakes on the stock and bond markets.

If you're a long-term investor, then you should be concerned that you've properly diversified your portfolio among stocks and bonds, perhaps increasing your focus on bonds as you approach retirement and require income. If you're a young investor just starting your investment program, international equities are a good place to be for growth. Wherever you are in life, you should make sure that your investment portfolio generally reflects your long-term investment goals for 1997 and beyond.

Please read the Portfolio Managers' Reviews which follow this letter for a detailed perspective on the Portfolios' performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

Sincerely,

/s/ Noel P. Rahn

Noel P. Rahn
Chairman

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO


[PHOTO]
MARK C. HOONSBEEN,
CFA
IAI REGIONAL PORTFOLIO
MANAGER


IAI REGIONAL PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?
The IAI Regional Portfolio, which invests in companies within the eight states of the Upper Midwest, gained 8.30% during the past six months, while the S&P 500 Index had a return of 20.53%. Over the past year the IAI Regional Portfolio produced a total return of 11.72%, while the S&P 500 Index gained 34.75%.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
While the market continues to focus its attention on Alan Greenspan and the actions of the Federal Reserve, we continue to monitor earnings risk carefully. Overall, we continue to maintain a broad based, diversified portfolio with our buy and sell decisions based on our fundamental analysis of the underlying business. It is our core belief that companies with superior management, high returns on capital, solid and sustainable cash flow in industries with strong fundamental growth will outperform over the long term when compared to companies lacking these same characteristics.


VALUE OF $10,000 INVESTMENT+

[LINE GRAPH]

              IAI Regional Portfolio   S & P 500
               (Inception 1/31/94)       Index*
 1/31/94            $10,000             $10,000
12/31/94             10,620               9,803
12/31/95             14,178              13,479
12/31/96             15,862              16,613
 6/30/97             17,179              20,023



AVERAGE ANNUAL RETURNS+
THROUGH 6/30/97
                                                                 Since Inception
                                    6 Months**       1 Year         1/31/94
-------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO                 8.30%         11.72%          17.18%
-------------------------------------------------------------------------------
S&P 500 Index                         20.53%         34.75%          22.53%*
-------------------------------------------------------------------------------
+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGERS' REVIEW
                             IAI BALANCED PORTFOLIO

[PHOTO]

LARRY R. HILL, CFA
IAI BALANCED PORTFOLIO
CO-MANAGER

[PHOTO]

DONALD J. HOELTING,
CFA
IAI BALANCED PORTFOLIO
CO-MANAGER


IAI BALANCED PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?
The IAI Balanced Portfolio, which seeks to invest in the optimal mixture of stocks and bonds, earned a return of 9.42% over the past six months. In contrast, the Lehman Government/Corporate Bond Index and S&P 500 Index had 2.74% and 20.53% returns, respectively. Over the past year the Balanced Portfolio earned a return of 16.18%, while the Lehman Government/Corporate Bond and S&P 500 Index were 7.75% and 34.75%, respectively.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
The asset allocation strategy continues to favor stocks over bonds. However, equity valuations in the United States are rich, so the Portfolio is also carrying some cash reserves to invest in an equity market correction.


VALUE OF $10,000 INVESTMENT+
[LINE GRAPH]

              IAI Balanced Portfolio   S & P 500       Lehman Government
               (Inception 2/3/94)        Index*      Corporate Bond Index*
  2/3/94            $10,000             $10,000             $10,000
12/31/94             10,221               9,803               9,506
12/31/95             11,879              13,479              11,335
12/31/96             13,044              16,613              11,664
 6/30/97             14,270              20,023              11,984


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/97


                                                              Since Inception
                                     6 Months**     1 Year       2/03/94
-------------------------------------------------------------------------------
IAI BALANCED PORTFOLIO                  9.42%        16.18%       11.00%
-------------------------------------------------------------------------------
S&P 500 Index                          20.53%        34.75%       22.53%*
-------------------------------------------------------------------------------
Lehman Government/
Corporate Bond Index                    2.74%         7.75%        5.44%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGERS' REVIEW
                              IAI RESERVE PORTFOLIO


[PHOTO]

TIMOTHY A. PALMER, CFA
IAI RESERVE PORTFOLIO
MANAGER


IAI RESERVE PORTFOLIO

HOW HAS THE PORTFOLIO PERFORMED?
The IAI Reserve Portfolio earned a return of 2.11% over the past six months compared to the Salomon Brothers One Year Treasury Bill Index which had a 3.00% return. Over the past year, the Portfolio earned a return of 4.84% while the Index earned 6.27%.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?
Recent economic reports indicated a significant slowdown during the second quarter, with decelerating inflation. This combination produced lower interest rates in the second quarter. However, early signs of a third quarter rebound have already materialized. We expect growth to accelerate in the second half, resulting in cyclical pressures that will push the inflation rate higher and challenge the Fed's current "wait and see" policy. Market expectations do not reflect this scenario. The Portfolio is structured to participate in the current rally but with an eye toward preserving value when signs of accelerating inflation and shifting policy become visible.


VALUE OF $10,000 INVESTMENT+
[LINE GRAPH]


              IAI Reserve Portfolio      Salomon Brothers One
               (Inception 4/7/94)       Year Treasury Bill Index*
  4/7/94            $10,000                    $10,000
12/31/94             10,225                     10,232
12/31/95             10,746                     11,060
12/31/96             11,278                     11,686
 6/30/97             11,517                     12,036


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/97

                                                                 Since Inception
                                     6 Months**       1 Year         4/07/94
-------------------------------------------------------------------------------
IAI RESERVE PORTFOLIO                  2.11%           4.84%           4.46%
-------------------------------------------------------------------------------
Salomon Brothers One Year
 Treasury Bill Index                   3.00%           6.27%           5.87%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94
** NOT ANNUALIZED


                                S C H E D U L E   O F   I N V E S T M E N T S

                                            IAI REGIONAL PORTFOLIO

                                                 JUNE 30, 1997
                         (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                                  (UNAUDITED)

COMMON STOCKS - 86.1%
                                                    Market                                                        Market
                                      Quantity     Value (a)                                          Quantity   Value (a)
-------------------------------------------------------------    ----------------------------------------------------------
COMMERCIAL SERVICES - 5.1%                                       FINANCIAL - 7.6%
Bell & Howell (b)                        9,000   $   277,312     Allstate                               2,300  $   167,900
HA- LO Industries (b)                    3,200        75,600     Equitable of Iowa                      4,500      252,000
Merrill                                  3,900       141,862     First Alliance (b)                     5,900      172,575
R.R. Donnelley                           4,500       164,813     Green Tree Financial                   3,500      124,687
Sitel (b)                                4,500        92,813     LifeUSA (b)                            7,100      101,175
                                                  -----------
                                                     752,400     Metris                                 2,800       91,875
-------------------------------------------------------------
CONSUMER DURABLES - 11.3%                                        MMI Companies                          1,000       26,125
Harley-Davidson                          3,000       143,812     ReliaStar Financial                    2,500      182,812
                                                                                                                -----------
ITI Technologies (b)                     8,300       189,862                                                     1,119,149
                                                                 ----------------------------------------------------------
Jostens                                  2,900        77,575     HEALTH SERVICES - 3.2%
Newell                                   9,500       376,438     Healthcare COMPARE (b)                 5,000      261,875
Polaris                                  9,500       309,344     Patterson Dental (b)                   6,000      205,875
                                                                                                                -----------
Racing Champions (b)                     4,400        68,200                                                       467,750
                                                                 ----------------------------------------------------------
Snap-On                                 13,000       511,875     HEALTH TECHNOLOGY - 6.8%
                                                  -----------
                                                   1,677,106     Abbott Laboratories                    1,900      126,825
-------------------------------------------------------------
CONSUMER NON-DURABLES - 1.3%                                     Baxter International                   4,000      209,000
Sara Lee                                 4,500       187,313     CIMA Labs (b)                         19,000       78,375
-------------------------------------------------------------
CONSUMER SERVICES - 2.1%                                         Diametrics Medical (b)                12,000       96,000
Famous Dave's of America (b)             2,000        26,000     Marquette Medical Systems Class A (b)  9,000      198,000
Famous Dave's of America Units (b)       4,000        68,000     Northfield Laboratories (b)            9,000       93,375
Lodgenet Entertainment (b)              21,200       212,000     Nutrition Medical (b)                  8,300       24,900
                                                  -----------
                                                     306,000     Possis Medical (b)                     7,500      126,562
-------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 9.0%                                     Urologix (b)                           3,400       57,800
                                                                                                                -----------
360 Communications (b)                  12,300       210,637                                                     1,010,837
                                                                 ----------------------------------------------------------
ACI Telecentrics (b)                     7,500        43,125     PROCESS INDUSTRIES - 9.1%
ADC Telecommunications (b)               1,800        60,075     AptarGroup                             6,000      271,500
Aetrium (b)                             19,000       351,500     Bemis                                  5,500      237,875
Andrew (b)                               2,500        70,312     BMC Industries                         9,600      328,800
Ault (b)                                14,000       120,750     IMC Global                             5,620      196,700
FSI International (b)                   20,000       320,000     Mycogen (b)                            2,000       39,250
Sheldahl (b)                             8,000       165,000     Northland Cranberries Class A          5,000       80,625
                                                  -----------
                                                   1,341,399     Valspar                                6,500      192,563
-------------------------------------------------------------                                                   -----------
ENERGY MINERALS - 2.9%                                                                                           1,347,313
                                                                 ----------------------------------------------------------
Amoco                                    5,000       434,687
-------------------------------------------------------------


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




                                  S C H E D U L E   O F   I N V E S T M E N T S

                                             IAI REGIONAL PORTFOLIO

                                                  JUNE 30, 1997
                                                   (UNAUDITED)

                                                 Market                                                           Market
                                   Quantity     Value (a)                                          Quantity     Value (a)
---------------------------------------------------------     ------------------------------------------------------------
PRODUCER MANUFACTURING - 13.5%                                TECHNOLOGY SERVICES - 4.5%
ABC Rail Products (b)               14,500    $  248,312      Control Data Systems (b)               7,000    $   104,125
Borg-Warner Automotive               3,800       205,437      Engineering Animation (b)              9,000        303,750
IDEX                                10,500       346,500      Racotek (b)                           22,000         49,500
Illinois Tool Works                  4,000       199,750      Richardson Electronics                17,700        147,131
Johnson Controls                     5,000       205,313      Secure Computing (b)                  10,300         60,513
                                                                                                               -----------
Juno Lighting                        2,000        32,500                                                          665,019
                                                              ------------------------------------------------------------
Pentair                             11,500       378,063      TRANSPORTATION - 2.4%
Recovery Engineering (b)             7,100       117,150      Illinois Central                       6,500        227,094
Thermo Sentron (b)                  12,500       139,063      USFreightways                          5,000        129,375
                                                                                                               -----------
Woodhead                             1,000        18,875                                                          356,469
                                                              ------------------------------------------------------------
Zebra Technologies Class A (b)       4,000       111,500      UTILITIES - 1.2%
                                              ----------
                                               2,002,463      Ameritech                              2,600        176,638
---------------------------------------------------------     ============================================================
RETAIL TRADE - 6.1%                                           TOTAL INVESTMENTS IN COMMON STOCKS
Dayton Hudson                        4,500       239,344      (COST: $11,241,410)                             $12,751,356
                                                              ============================================================
Lands' End (b)                       6,000       177,750      TOTAL INVESTMENTS IN LONG-TERM
Sears Roebuck                        4,000       215,000           SECURITIES
Shopko Stores                        3,000        76,500      (COST: $11,241,410)                             $12,751,356
                                                              ============================================================
Video Update Class A (b)            20,500        90,969
Walgreen                             2,000       107,250
                                               ----------
                                                 906,813
---------------------------------------------------------


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




                                  S C H E D U L E   O F   I N V E S T M E N T S

                                             IAI REGIONAL PORTFOLIO

                                                  JUNE 30, 1997
                                                   (UNAUDITED)

SHORT-TERM SECURITIES - 10.1%
                                                                                          Principal           Market
                                                        Rate             Maturity          Amount            Value (a)
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1%
Federal Home Loan Bank (DISCOUNT NOTE)                  5.41%            07/18/97       $ 1,500,000        $  1,496,168
========================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,496,168)                                                                                         $ 1,496,168
========================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $12,737,578) (C)                                                                                    $14,247,524
========================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 3.8%
                                                                                                           $   567,037
========================================================================================================================
TOTAL NET ASSETS
                                                                                                           $14,814,561
========================================================================================================================


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




                                 S C H E D U L E   O F   I N V E S T M E N T S

                                             IAI BALANCED PORTFOLIO

                                                 JUNE 30, 1997
                         (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                                  (UNAUDITED)

COMMON STOCKS - 55.1%
                                                      Market                                                          Market
                                      Quantity      Value (a)                                             Quantity   Value (a)
--------------------------------------------------------------    ------------------------------------------------------------
CONSUMER DURABLES - 8.9%                                          HEALTH SERVICES - 1.7%
Bandag                                   400         $ 19,600     Healthcare COMPARE (b)                    600  $   31,425
                                                                  ----------------------------------------------------------
Department 56 (b)                      1,900           42,156     HEALTH TECHNOLOGY - 3.6%
Eastman Kodak                            300           23,025     Pfizer                                    150      17,925
Harley-Davidson                          600           28,763     Scherer (R.P.) (b)                        350      18,069
Polaris                                  700           22,794     SmithKline Beecham ADR                    350      32,069
                                                                                                                  ----------
Sturm Ruger                            1,600           31,400                                                        68,063
                                                     ---------    ----------------------------------------------------------
                                                      167,738     INDUSTRIAL SERVICES - 2.2%
--------------------------------------------------------------
CONSUMER NON-DURABLES - 5.3%                                      Nabors Industries (b)                   1,250      31,250
Coca-Cola                                420           28,350     Waste Management                          300       9,638
                                                                                                                  ----------
Gillette                                 200           18,950                                                        40,888
                                                                  ----------------------------------------------------------
Philip Morris                            900           39,938     NON-ENERGY MINERALS - 2.6%
UST                                      500           13,875     Nucor                                     350      19,775
                                                     ---------
                                                      101,113     Schweitzer-Mauduit International          800      30,000
--------------------------------------------------------------                                                    ----------
CONSUMER SERVICES - 1.9%                                                                                             49,775
                                                                  ----------------------------------------------------------
Walt Disney                              450           36,113     PRODUCER MANUFACTURING - 6.9%
--------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 3.8%                                      Berkshire Hathaway Class B (b)             16      23,700
3 Com (b)                                500           22,500     General Electric                          320      20,920
Intel                                    190           26,944     Nordson                                   300      19,275
Motorola                                 300           22,800     Tyco International                        400      27,825
                                                     ---------
                                                       72,244     Westinghouse Electric                   1,700      39,310
--------------------------------------------------------------                                                    ----------
ENERGY MINERALS - 2.1%                                                                                              131,030
                                                                  ----------------------------------------------------------
British Petroleum ADR                    200           14,975     RETAIL TRADE - 1.7%
Exxon                                    400           24,600     Wal-Mart                                  980      33,136
                                                     ---------    ----------------------------------------------------------
                                                       39,575     TECHNOLOGY SERVICES - 1.8%
--------------------------------------------------------------
FINANCIAL - 11.9%                                                 Electronic Data Systems                   300      12,300
Aetna                                    300           30,710     Parametric Technology (b)                 500      21,281
                                                                                                                  ----------
American Express                         400           29,800                                                        33,581
                                                                  ----------------------------------------------------------
Federal Home Loan Mortgage                                        UTILITIES - 0.7%
      Corporation                      1,100           37,814     FPL Group                                 300      13,819
                                                                  ==========================================================
Leucadia National                        700           21,656     TOTAL INVESTMENTS IN COMMON STOCKS
Norwest                                  370           20,813     (COST: $856,954)                               $1,044,419
                                                                  ==========================================================
PMI Group                                300           18,713
Student Loan Marketing Association       300           38,100
United Assets Management               1,000           28,313
                                                     ---------
                                                      225,919
--------------------------------------------------------------


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




                                S C H E D U L E   O F   I N V E S T M E N T S

                                           IAI BALANCED PORTFOLIO

                                                JUNE 30, 1997
                                                 (UNAUDITED)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 35.6%
                                                                                           Principal          Market
                                                             Rate          Maturity          Amount          Value (a)
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 27.8%
                                                             6.00%         11/30/97          20,000         $  20,034
                                                             5.88          10/31/98          25,000            24,972
                                                             7.50          10/31/99          50,000            51,422
                                                             6.13          09/30/00          25,000            24,891
                                                             8.00          05/15/01          25,000            26,406
                                                             7.50          11/15/01          50,000            52,102
                                                             7.50          05/15/02          70,000            73,249
                                                             6.25          02/15/03          75,000            74,414
                                                             7.88          11/15/04          50,000            53,961
                                                             7.00          07/15/06          50,000            51,438
                                                             6.25          02/15/07          75,000            73,383
                                                                                                             ---------
                                                                                                              526,272
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -7.8%
                                                             9.25          02/15/16          50,000            62,554
                                                             8.13          08/15/19          25,000            28,520
                                                             7.88          02/15/21          50,000            55,750
                                                                                                             ---------
                                                                                                              146,824
======================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $673,380)                                                                                           $  673,096
======================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $1,530,334) (C)                                                                                     $1,717,515
======================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 9.3%
                                                                                                           $  176,473
======================================================================================================================
TOTAL NET ASSETS
                                                                                                           $1,893,988
======================================================================================================================


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12




                                    S C H E D U L E   O F   I N V E S T M E N T S

                                                IAI RESERVE PORTFOLIO

                                                    JUNE 30, 1997
                           (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                                    (UNAUDITED)

U.S. GOVERNMENT OBLIGATIONS - 17.7%
                                                                                                Principal         Market
                                                               Rate            Maturity          Amount          Value (a)
-------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 17.7%
                                                               5.38%           05/31/98         $100,000         $ 99,641
=========================================================================================================================
TOTAL INVESTMENTS IN U.S GOVERNMENT OBLIGATIONS
(COST: $99,228)                                                                                                  $ 99,641
=========================================================================================================================


U.S. GOVERNMENT AGENCY SECURITIES - 75.3%
                                                                                                Principal         Market
                                                               Rate            Maturity          Amount          Value (a)
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 75.3%
Federal Farm Credit Bank                                       5.40%           07/08/97         $100,000         $ 99,895
Federal Home Loan Bank                                         5.41            08/06/97          150,000          149,188
Federal Home Loan Mortgage Corporation                         5.46            07/22/97          100,000           99,682
Federal National Mortgage Association                          5.72            07/11/97           75,000           74,885
                                                                                                                  -------
                                                                                                                  423,650
=========================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY SECURITIES
(COST: $423,654)                                                                                                 $423,650
=========================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $522,882) (C)                                                                                             $523,291
=========================================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 7.0%
                                                                                                                 $ 39,623
=========================================================================================================================
TOTAL NET ASSETS
                                                                                                                 $562,914
=========================================================================================================================


          SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS ON PAGE 12



        N O T E S   T O   S C H E D U L E S   O F   I N V E S T M E N T S

                           IAI RETIREMENT FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)

                                       (a)
     Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
                    Currently non-income producing security.

                                       (c)
         At June 30, 1997, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


                                                IAI REGIONAL         IAI BALANCED         IAI RESERVE
                                                 PORTFOLIO            PORTFOLIO           PORTFOLIO
-----------------------------------------------------------------------------------------------------
   Cost for federal income tax purposes         $12,762,941           $1,530,400            $522,882
                                            =========================================================

   Gross unrealized appreciation                $ 1,997,781           $  198,669            $    413
   Gross unrealized depreciation                   (513,198)             (11,554)                 (4)
                                            ---------------------------------------------------------
   Net unrealized appreciation                  $ 1,484,583           $  187,115            $    409
                                            =========================================================


     S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

                           IAI RETIREMENT FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)


                                                                                  IAI REGIONAL       IAI BALANCED      IAI RESERVE
                                                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at market
      (Cost: $12,737,578; $1,530,334; and $522,882, respectively)                 $14,247,524        $1,717,515        $  523,291
   Cash in bank on demand deposit                                                     573,688           168,777            33,730
   Receivable for investment securities sold                                           63,276                 -                 -
   Dividends and accrued interest receivable                                            7,917            13,584               467
   Organization costs                                                                   4,020             4,040             4,444
   Other                                                                                    -             1,926             8,850
                                                                               --------------------------------------------------
      TOTAL ASSETS                                                                 14,896,425         1,905,842           570,782
                                                                               --------------------------------------------------

LIABILITIES
   Payable for investment securities purchased                                         72,025                 -                 -
   Accrued investment advisory fee                                                          -             4,121             1,246
   Accrued dividend-disbursing, administrative and
         accounting fee                                                                     -               572               277
   Other accrued expenses                                                               9,839             7,161             6,345
                                                                               --------------------------------------------------
      TOTAL LIABILITIES                                                                81,864            11,854             7,868
                                                                               --------------------------------------------------
         NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                       $14,814,561        $1,893,988        $  562,914
                                                                               ==================================================

REPRESENTED BY:
   Capital stock                                                                  $     9,514        $    1,412        $      564
   Additional paid-in capital                                                      13,037,028         1,658,714           561,414
   Undistributed net investment income                                                 48,367            23,896               596
   Accumulated net realized gains (losses) on investments                             209,706            22,785               (69)
   Unrealized appreciation on investments                                           1,509,946           187,181               409
                                                                               ---------------------------------------------------
      TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK
                                                                                  $14,814,561        $1,893,988        $  562,914
                                                                               ==================================================
      Shares of common stock outstanding; authorized 10 billion shares
         of $.01 par value stock of each Portfolio                                    951,398           141,211            56,378
                                                                               --------------------------------------------------

      NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                      $     15.57        $    13.41        $     9.98
                                                                               ==================================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                 S T A T E M E N T S   O F   O P E R A T I O N S

                           IAI RETIREMENT FUNDS, INC.

                         SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)


                                                                                  IAI REGIONAL       IAI BALANCED      IAI RESERVE
                                                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Income:
      Interest                                                                    $    53,556        $   27,833        $   14,597
      Dividends                                                                        51,220             6,412                 -
                                                                          -------------------------------------------------------
        TOTAL INCOME                                                                  104,776            34,245            14,597
                                                                          -------------------------------------------------------

   Expenses:
      Investment advisory fees                                                         40,676             5,375             1,246
      Dividend-disbursing, administrative, and accounting fees                          6,258               827               277
      Legal fees                                                                           49                49                49
      Custodian fees                                                                    3,620             2,715             1,810
      Amortization of organization costs                                                1,249             1,249             1,249
      Compensation of Directors                                                           912               123                63
      Audit fees                                                                        2,896             1,991             1,991
      Printing and shareholder reporting                                                  724               362               362
                                                                          -------------------------------------------------------
        TOTAL EXPENSES                                                                 56,384            12,691             7,047
        Less fees reimbursed or waived by Advisers                                          -            (2,343)           (4,718)
                                                                          -------------------------------------------------------
        NET EXPENSES                                                                   56,384            10,348             2,329
                                                                          -------------------------------------------------------
          NET INVESTMENT INCOME                                                        48,392            23,897            12,268
                                                                          -------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
   Net realized gains (losses) on investments                                         235,091            22,864                (3)
   Net change in unrealized appreciation or depreciation on
      investment securities                                                           849,143           110,250              (276)
                                                                          -------------------------------------------------------
          NET GAIN (LOSS) ON INVESTMENTS                                            1,084,234           133,114              (279)
                                                                          -------------------------------------------------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 1,132,626        $  157,011        $   11,989
                                                                          =======================================================



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

        S T A T E M E N T S  O F  C H A N G E S  I N   N E T  A S S E T S

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO



                                                                            Six months ended         Year ended
                                                                             July 30, 1997        December 31, 1996
-------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                    (UNAUDITED)
     Net investment income                                                    $    48,392           $    61,238
     Net realized gains                                                           235,091               546,238
     Net change in unrealized appreciation or depreciation                        849,143               261,886
                                                                          -----------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    1,132,626               869,362
                                                                          -----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                        (62,116)              (28,335)
     Net realized gains                                                          (570,373)             (399,948)
                                                                          -----------------------------------------
        TOTAL DISTRIBUTIONS                                                      (632,489)             (428,283)
                                                                          -----------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 193,268 and 494,528 shares                       2,900,403             7,251,048
     Net asset value of 41,012 and 29,614 shares issued to shareholders
         in reinvestment of distributions                                         634,863               428,283
     Cost of 70,332 and 97,088 shares redeemed                                 (1,051,831)           (1,394,032)
                                                                          -----------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                  2,483,435             6,285,299
                                                                          -----------------------------------------
        TOTAL INCREASE IN NET ASSETS                                            2,983,572             6,726,378

            NET ASSETS AT BEGINNING OF PERIOD                                  11,830,989             5,104,611
                                                                          -----------------------------------------

            NET ASSETS AT END OF PERIOD                                       $14,814,561           $11,830,989
                                                                          =========================================
               Including undistributed net investment income of:              $    48,367           $    62,091
                                                                          =========================================




            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

        S T A T E M E N T S  O F  C H A N G E S  I N   N E T  A S S E T S

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO



                                                                            Six months ended         Year ended
                                                                             July 30, 1997        December 31, 1996
-------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                    (UNAUDITED)
     Net investment income                                                    $    23,897           $    32,015
     Net realized gains                                                            22,864                34,844
     Net change in unrealized appreciation or depreciation                        110,250                48,573
                                                                          -----------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      157,011               115,432
                                                                          -----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                        (32,873)               (9,610)
     Net realized gains                                                           (34,912)              (10,008)
                                                                          -----------------------------------------
        TOTAL DISTRIBUTIONS                                                       (67,785)              (19,618)
                                                                          -----------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 24,908 and 60,953 shares                           326,685               736,701
     Net asset value of 5,042 and 1,644 shares issued to shareholders
        in reinvestment of distributions                                           67,862                19,618
     Cost of 9,455 and 6,756 shares redeemed                                     (123,831)              (82,199)
                                                                          -----------------------------------------
        INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                    270,716               674,120
                                                                          -----------------------------------------
        TOTAL INCREASE IN NET ASSETS                                              359,942               769,934

            NET ASSETS AT BEGINNING OF PERIOD                                   1,534,046               764,112
                                                                          -----------------------------------------

            NET ASSETS AT END OF PERIOD                                       $ 1,893,988           $ 1,534,046
                                                                          =========================================
               Including undistributed net investment income of:              $    23,896           $    32,872
                                                                          =========================================



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

        S T A T E M E N T S  O F  C H A N G E S  I N   N E T  A S S E T S

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO



                                                                            Six months ended         Year ended
                                                                             July 30, 1997        December 31, 1996
-------------------------------------------------------------------------------------------------------------------
OPERATIONS                                                                    (UNAUDITED)
     Net investment income                                                    $    12,268           $    42,572
     Net realized gains (losses)                                                       (3)                  897
     Net change in unrealized appreciation or depreciation                           (276)                  470
                                                                          -----------------------------------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       11,989                43,939
                                                                          -----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                        (13,449)              (44,274)
     Net realized gains                                                              (956)                 (385)
                                                                          -----------------------------------------
        TOTAL DISTRIBUTIONS                                                       (14,405)              (44,659)
                                                                          -----------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 20,834 and 177,334 shares                          208,863             1,778,387
     Net asset value of 1,456 and 4,449 shares issued to shareholders
        in reinvestment of distributions                                           14,549                44,659
     Cost of 18,568 and 213,085 shares redeemed                                  (185,998)           (2,138,514)
                                                                          -----------------------------------------
        INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS          37,414              (315,468)
                                                                          -----------------------------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                    34,998              (316,188)

            NET ASSETS AT BEGINNING OF PERIOD                                     527,916               844,104
                                                                          -----------------------------------------

            NET ASSETS AT END OF PERIOD                                       $   562,914           $   527,916
                                                                          =========================================
               Including undistributed net investment income of:              $       596           $     1,777
                                                                          =========================================



            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                     F I N A N C I A L   H I G H L I G H T S

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                    Years ended            Period from
                                                              Six months            December 31,       January 31, 1994 ***
                                                                ended           ---------------------           to
                                                             June 30,1997        1996          1995     December 31, 1994
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                               (UNAUDITED)
   Beginning of period                                          $ 15.02          $ 14.16       $ 10.62       $ 10.00
                                                            -----------------------------------------------------------

OPERATIONS
   Net investment income                                           0.04             0.05          0.06          0.03
   Net realized and unrealized gains                               1.20             1.60          3.50          0.59
                                                            -----------------------------------------------------------
        TOTAL FROM OPERATIONS                                      1.24             1.65          3.56          0.62
                                                            -----------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (0.07)           (0.05)        (0.02)          --
   Net realized gains                                             (0.62)           (0.74)         --             --
                                                            -----------------------------------------------------------
        TOTAL DISTRIBUTIONS                                       (0.69)           (0.79)        (0.02)          --
                                                            -----------------------------------------------------------

NET ASSET VALUE
   End of period                                                $ 15.57          $ 15.02       $ 14.16       $ 10.62
                                                            ===========================================================

Total investment return*                                           8.30%           11.88%        33.51%         6.20%

Net assets at end of period (000's omitted)                     $14,815          $11,831       $ 5,105       $   865

RATIOS:
   Expenses to average daily net assets**                          0.94%            1.03%         1.37%         1.13%
   Expenses to average daily net assets (NET OF
        EXPENSES PAID INDIRECTLY)**                                0.94%            1.03%         1.25%          n/a
   Net investment income to average daily net assets               0.77%            0.77%         1.12%         0.81%
   Average brokerage commission rate****                        $0.0584          $0.0513           n/a           n/a
   Portfolio turnover rate (excluding short-term securities)       29.5%            78.4%        156.0%        127.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 AND $7,455 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND 3.90% RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .85% AND (1.96%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

***      COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE.

   +     ANNUALIZED


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                     F I N A N C I A L   H I G H L I G H T S


                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                  Years ended            Period from
                                                            Six months            December 31,       February 3, 1994 ***
                                                              ended           ---------------------           to
                                                           June 30,1997        1996          1995     December 31, 1994
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                             (UNAUDITED)
   Beginning of period                                       $  12.71         $  11.78      $  10.22      $  10.00
                                                            ---------------------------------------------------------

OPERATIONS
   Net investment income                                         0.14             0.22          0.09          0.10
   Net realized and unrealized gains                             1.06             0.92          1.56          0.12
                                                            ---------------------------------------------------------
        TOTAL FROM OPERATIONS                                    1.20             1.14          1.65          0.22
                                                            ---------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.24)           (0.10)        (0.09)          --
   Net realized gains                                           (0.26)           (0.11)          --            --
                                                            ---------------------------------------------------------
        TOTAL DISTRIBUTIONS                                     (0.50)           (0.21)        (0.09)          --
                                                            ---------------------------------------------------------

NET ASSET VALUE
   End of period                                             $  13.41         $  12.71      $  11.78      $  10.22
                                                            =========================================================

Total investment return*                                         9.42%            9.80%        16.21%         2.20%

Net assets at end of period (000's omitted)                  $  1,894         $  1,534      $    764  $        206

RATIOS:
   Expenses to average daily net assets**                        1.25%            1.25%         1.70%         1.25%
   Expenses to average daily net assets (NET OF
        EXPENSES PAID INDIRECTLY)                                1.25%            1.25%         1.25%          n/a
   Net investment income to average daily net assets**           2.89%            2.84%         2.34%         2.28%
   Average brokerage commission rate****                     $ 0.0594         $ 0.0555           n/a           n/a
   Portfolio turnover rate (excluding short-term securities)     35.7%            67.4%         56.0%         21.6%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $2,343, $8,031, $13,428 AND $7,756 IN EXPENSES FOR THE SIX MONTHS ENDED JUNE 30, 1997, THE YEAR ENDED DECEMBER 31, 1996, THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.53%, 1.96%, 5.29% AND 10.33%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.61%, 2.13%, (1.25%) AND (6.80%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

***      COMMENCEMENT OF OPERATIONS

**** BEGINNING IN FISCAL 1996, THE PORTFOLIO IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE.

   +     ANNUALIZED


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

                      F I N A N C I A L   H I G H L I G H T S

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                               Years ended             Period from
                                                         Six months            December 31,         April 7, 1994 ***
                                                           ended           ---------------------           to
                                                        June 30,1997        1996          1995      December 31, 1994
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                                         (UNAUDITED)
   Beginning of period                                    $  10.03        $  10.05        $  10.03        $  10.00
                                                         -----------------------------------------------------------

OPERATIONS
   Net investment income                                      0.22            0.49            0.48            0.20
   Net realized and unrealized gains (losses)                (0.01)          (0.01)           0.02            0.02
                                                         -----------------------------------------------------------
        TOTAL FROM OPERATIONS                                 0.21            0.48            0.50            0.22
                                                         -----------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (0.24)          (0.50)          (0.48)          (0.19)
   Net realized gains                                        (0.02)            --              --              --
                                                         -----------------------------------------------------------
        TOTAL DISTRIBUTIONS                                  (0.26)          (0.50)          (0.48)          (0.19)
                                                         -----------------------------------------------------------

NET ASSET VALUE
   End of period                                          $   9.98        $  10.03        $  10.05        $  10.03
                                                         ===========================================================

Total investment return*                                      2.11%           4.93%           5.09%           2.25%

Net assets at end of period (000's omitted)               $    563        $    528        $    844        $    544

RATIOS:
   Expenses to average daily net assets**                     0.85%           0.85%           1.03%           0.85%
   Expenses to average daily net assets (NET OF
        EXPENSES PAID INDIRECTLY)                             0.85%           0.85%           0.85%            n/a
   Net investment income to average daily net assets**        4.44%           4.54%           4.84%           3.56%
   Portfolio turnover rate (excluding short-term securities)   0.0%          185.3%            n/a             n/a


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $4,718, $9,034, $11,528 AND $6,930 IN EXPENSES FOR THE SIX MONTHS ENDED JUNE 30, 1997, THE YEAR ENDED DECEMBER 31, 1996, THE YEAR ENDED DECEMBER 31, 1995, AND THE PERIOD ENDED DECEMBER 31, 1994, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.56%, 1.81%, 2.62% AND 4.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.73%, 3.58%, 3.25% AND (.21%), RESPECTIVELY. IN FISCAL YEAR 1995, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS INCLUDES EXPENSES PAID INDIRECTLY BY THE PORTFOLIO. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

***      COMMENCEMENT OF OPERATIONS

  +      ANNUALIZED


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

               N O T E S  T O  F I N A N C I A L  S T A T E M E N T S



                           IAI RETIREMENT FUNDS, INC.

                                  JUNE 30, 1997
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Investments in securities traded on national securities exchanges are valued at the last reported sales price at the close of each business day. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last reported sales price is not available, the last reported bid price is used.

Debt securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith using consistently applied procedures under the general supervision of the Board of Directors.

Short-term securities with maturities of 60 days or less from the date of initial acquisition are valued at amortized cost. Those with maturities greater than 60 days from the date of initial acquisition are marked-to-market on a daily basis.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

ORGANIZATION COSTS
Organization costs are being amortized over 60 months on a straight-line basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have available lines of credit of $750,000, $100,000 and $200,000, respectively, with a bank at the prime interest rate. To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. During the six months ended June 30, 1997, the Portfolios paid no interest on the line of credit. There were no borrowings outstanding at June 30, 1997.

[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory and dividend-disbursing, administrative, and accounting services fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers has voluntarily agreed to waive fees and expenses for Regional Portfolio, Balanced Portfolio and Reserve Portfolio in excess of 1.25%, 1.25% and .85%, respectively, of average daily net assets through May 1, 1998.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 1997, purchases of securities and sales proceeds, including maturities, for the Reserve Portfolio aggregated $1,457,424 and $1,431,016, respectively. Purchases of securities and sales proceeds, other than investments in short-term securities for Regional Portfolio and Balanced Portfolio, were as follows:

----------------------------------------------------------------------
                                 PURCHASES            SALES
----------------------------------------------------------------------

IAI REGIONAL PORTFOLIO          $ 6,606,029        $ 3,042,382
IAI BALANCED PORTFOLIO          $   765,452        $   522,861
----------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863
                                  612.376.2700


                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                  Noel P. Rahn
                                J. Peter Thompson
                               Charles H. Withers



                                     [LOGO]
                                      IAI
                                  MUTUAL FUNDS


                            INVESTMENT ADVISERS, INC.

                      3700 FIRST BANK PLACE, P.O. BOX 357,
                      MINNEAPOLIS, MINNESOTA 55440-0357 USA
                                FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700